CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the financial year	$ 774,035	$ 793,275	$ 751,589
Adjustments for:
income tax expense	4,418	6,251	6,678
depreciation and amortisation charges	215,111	211,027	209,219
gain on disposal of property plant and equipment and other investments	(28,520)	(56,087)	(25,483)
interest income	(16,317)	(17,629)	(6,977)
finance expense	64,106	95,124	96,075
share of profit of equity-accounted investees, net of tax	(20,515)	(19,073)	(24,152)
equity-settled share-based payment transactions	2,960	2,822	1,760
Operating cash flow before working capital changes	995,278	1,015,710	1,008,709
Changes in working capital:
intangible assets	(5,919)	0	0
inventories	13,549	(17,773)	(16,091)
trade and other receivables, and prepayments	86,140	(139,166)	(259,619)
trade and other payables	(49,170)	205,663	42,874
Cash generated from operations	1,039,878	1,064,434	775,873
Income tax paid	(9,514)	(3,628)	(4,986)
Net cash provided by operating activities	1,030,364	1,060,806	770,887
Cash flows from investing activities
Interest income received	12,459	13,583	4,172
Loan to joint ventures	(13,207)	(15,488)	(11,500)
Acquisition of assets, net of cash acquired	0	0	4,195
Acquisition of other investments	(861)	(10,408)	(324)
Equity investment in joint venture	(2,217)	(2,240)	(1,814)
Return of investment in joint venture	1,360	0	0
Purchase of intangible assets	(23)	0	(248)
Proceeds from disposal of property, plant and equipment	57,098	142,793	255,809
Proceeds from disposal of assets	0	0	15,882
Proceeds from disposal of other investments	2,343	0	0
Repayment of loan by joint venture company	22,540	23,975	0
Dividend received from joint venture	0	500	0
Dividend received from associated company	0	0	1,825
Purchase of property, plant and equipment	(49,600)	(184,392)	(447,128)
Net cash provided by/(used in) investing activities	29,892	(31,677)	(179,131)
Cash flows from financing activities
Proceeds from borrowings from external financial institutions	110,000	247,030	440,257
Proceeds from borrowings from a related corporation	0	0	3,750
Repayment of borrowings to external financial institutions	(109,136)	(309,064)	(415,901)
Repayment of borrowings to a related corporation	0	0	(22,500)
Repayment of borrowings to non-related parties	0	(5,429)	(558)
Repayment of lease liabilities	(201,191)	(390,153)	(231,086)
Payment of financing fees	(1,085)	(3,997)	(1,990)
Interest paid to external financial institutions	(41,683)	(73,634)	(87,843)
Interest paid to a third party	0	(5,707)	(24)
Proceeds from exercise of employee share options	935	9,286	1,459
Proceeds from equity raise	0	0	97,780
Payment of equity raise costs	0	0	(1,170)
Dividends paid	(699,883)	(544,136)	(243,748)
Repurchase of treasury shares	(49,161)	0	0
Other finance expense paid	(8,005)	(11,129)	(3,558)
Net cash used in financing activities	(999,209)	(1,086,933)	(465,132)
Net increase/(decrease) in cash and cash equivalents	61,047	(57,804)	126,624
Cash and cash equivalents at beginning of the financial year	222,521	280,325	153,701
Cash and cash equivalents at end of the financial year	283,568	222,521	280,325
Cash and cash equivalents at end of the financial year comprises of:
Cash at bank and on hand	195,271	141,621	174,440
Cash retained in the commercial pools	88,297	80,900	105,885
Cash and cash equivalents	$ 283,568	$ 222,521	$ 280,325